Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Federal statutory income tax	35.00%	35.00%
State and local income tax benefits	4.20%	3.40%
Fair value of Derivatives	(6.80%)	4.70%
Nondeductible guarantee fees	(3.70%)	(2.00%)
Other	(2.10%)	(1.50%)
Valuation allowance for deferred income tax assets	(26.60%)	(39.10%)
Effective income tax rate	0.10%	0.50%